Share Incentive Plan	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Incentive Plan
16.	SHARE INCENTIVE PLAN

2017 Share Incentive Plan

In October 2017, the shareholders of the Company approved the 2017 Share Incentive Plan (the “2017 ESOP”) under which the Company can grant a maximum of 483,846 ordinary shares. On August 24, 2018, the Company further approved an additional 345,503 ordinary shares for issuance, and therefore, 829,349 ordinary shares reserved for issuance under the 2017 ESOP.

Options

No options were granted during the years ended December 31, 2018, 2019 and 2020. A summary of option activities during the year ended December 31, 2020 were presented below:

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2019	46,631	560.95	7.81	—	271.90
Forfeited	(7,406)	560.95	—	—	271.90
Outstanding, December 31, 2020	39,225	560.95	6.81	—	271.90

Non-vested Shares

On May 17, 2018, the Company’s Board of Directors approved to award certain independent directors for their services rendered for the year ended December 31, 2018. The awards were settled by issuing a variable number of the Company's shares valued at RMB1,100 and the share number is determined by dividing RMB1,100 by the average closing price during certain periods of time. The Group accounted for the awards to the independent directors as share-based compensation classified as liabilities for the year ended December 31, 2018.

On August 1, 2020, the Company granted 80,000 nonvested shares to two employees which were vested immediately and a compensation expense of RMB 27,898 was recorded for the year ended December 31, 2020.

16.	SHARE INCENTIVE PLAN - continued

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	314	317	146
Sales and marketing expenses	773	674	14,278
General and administrative expenses	2,764	1,979	15,324
	3,851	2,970	29,748

As of December 31, 2020, the unrecognized share-based compensation expenses related to share options were RMB3,264, which are expected to be recognized over a weighted average period of 1.2 years.